Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	May 31, 2025 CAD ($)	Apr. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life			25 months
Short-form base shelf prospectus, principal amount, up to			$ 2,000		$ 2,000
ATM Program, principal amount, maximum				$ 500
ATM Program, remaining amount available				500
Short-form base shelf prospectus, remaining amount available				1,500
Total credit facilities			$ 6,342	5,773	6,342
Repayments under credit facilities				11,056	$ 8,055
ITC | Secured | Subsequent event
Debt Instrument [Line Items]
Debt instrument, face amount	$ 250
Unsecured committed revolving credit facilities | FortisAlberta
Debt Instrument [Line Items]
Total credit facilities									$ 300	$ 250
Unsecured committed revolving credit facilities | Fortis
Debt Instrument [Line Items]
Total credit facilities								$ 1,300
Unsecured revolving term credit facility | FortisUS Inc
Debt Instrument [Line Items]
Total credit facilities							$ 150
Unsecured non-revolving facility | Fortis
Debt Instrument [Line Items]
Repayments under credit facilities		$ 250
Consolidated credit facilities
Debt Instrument [Line Items]
Total credit facilities				5,800
Committed facilities, maturing 2024 through 2029
Debt Instrument [Line Items]
Total credit facilities				$ 5,400
Unsecured subordinated notes, 2055 maturity | Fortis | Unsecured
Debt Instrument [Line Items]
Interest rate term		5 years
Basis spread on variable rate		2.09%
Interest rate						5.10%	5.10%
Equity treatment percentage		50.00%
Debt instrument, face amount						$ 750
Secured senior notes, 2036 maturity | ITC | Secured | Subsequent event
Debt Instrument [Line Items]
Interest rate	5.08%
Debt instrument, face amount	$ 125
Debt instrument, term	10 years
Secured senior notes, 2046 maturity | ITC | Secured | Subsequent event
Debt Instrument [Line Items]
Interest rate	5.71%
Debt instrument, face amount	$ 125
Debt instrument, term	20 years
Credit facility | Bank concentration risk | No one bank
Debt Instrument [Line Items]
Concentration risk percentage				20.00%
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on dividends				0.65